Shareholders Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total Shareholders' Equity	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2016	9,914,054
Beginning balance, amount at Dec. 31, 2016	$ 991	$ 52,647	$ 145,168	$ 14	$ 198,820	$ 0	$ 198,820
Exercise of stock options, shares	92,130						92,130
Exercise of stock options, amount	$ 9	2,288			2,297		$ 2,297
Stock option compensation		268			268		268
Shares granted to Directors, shares	10,483
Shares granted to Directors, amount	$ 1	444			445		445
Shares purchased and canceled, shares	(2,000)
Shares purchased and canceled, amount		(11)	(63)		(74)		(74)
Net income			41,750		41,750		41,750
Income (loss) attributable to noncontrolling interest						18,801	18,801
Contributions from partners						4,418	4,418
Distributions to partners						(2,167)	(2,167)
Deferred comp liability, net				24	24		24
Unrealized loss on investments, net							0
Ending balance, shares at Dec. 31, 2017	10,014,667
Ending balance, amount at Dec. 31, 2017	$ 1,001	55,636	186,855	38	243,530	21,052	$ 264,582
Exercise of stock options, shares	56,232						56,232
Exercise of stock options, amount	$ 6	1,409			1,415		$ 1,415
Stock option compensation		607			607		607
Shares granted to Directors, shares	20,092
Shares granted to Directors, amount	$ 2	1,053			1,055		1,055
Shares purchased and canceled, shares	(121,817)
Shares purchased and canceled, amount	$ (12)	(701)	(5,020)		(5,733)		(5,733)
Net income			124,472		124,472		124,472
Income (loss) attributable to noncontrolling interest						(1,384)	(1,384)
Distributions to partners						(1,020)	(1,020)
Deferred comp liability, net							0
Unrealized loss on investments, net				(739)	(739)		(739)
Ending balance, shares at Dec. 31, 2018	9,969,174
Ending balance, amount at Dec. 31, 2018	$ 997	$ 58,004	$ 306,307	$ (701)	$ 364,607	$ 18,648	$ 383,255